PREPAYMENT AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Sep. 30, 2016
Prepayment And Other Current Assets

Prepayment and other current assets consisted of the following:

		As of September 30,
	Notes	2015	2016
		US$	US$
Prepaid expenses		2,929	3,268
Advance to suppliers	(1)	1,111	1,054
Staff advances	(2)	387	735
Funds receivable	(3)	244	156
Interest receivable		163	132
Others		19	548

Prepayment and other current assets, net		4,853	5,893

(1)	Advance to suppliers represents interest-free cash deposits paid to suppliers for future purchase of raw materials and finished goods. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to making the deposits and is monitored on a regular basis by management. A charge to cost of sales will be recorded in the period in which a loss becomes probable. To date, the Group has not experienced any loss of advances to suppliers.
(2)	Staff advances were provided to staff for travelling and business related use which were subsequently expensed when incurred.
(3)	Funds receivable arise due to the time taken to clear customers’ payment transactions through external payment networks. When customers remit fees to the Group via external payment networks using their bank account or credit card, there is a clearing period before the cash is received by the Group which usually takes one to three business days. These fees are treated as a receivable until the cash is received.